(Loss) earnings per share (Details) - USD ($) $ in Thousands		3 Months Ended
		Nov. 30, 2023	Nov. 30, 2022
Notes and other explanatory information [abstract]
Net (loss) income attributable to shareholders		$ (966)	$ 3,512
Weighted average number of common shares for basic EPS	[1]	285,283,429	276,477,860
Effect of dilutive stock options, warrants, RSUs and share awards			1,221,178
Weighted average number of common shares for diluted EPS	[1]	285,283,429	277,699,038

[1]	The weighted average number of common shares for basic and diluted EPS include 6.3 million gross number of vested, but unissued, common shares relating to common share awards.